Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000937098
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	TRINET GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36373
Entity Tax Identification Number	95-3359658
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	(510)
Local Phone Number	352-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock par value $0.000025 per share
Trading Symbol	TNET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false